AB Equity Income Fund

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 33.3%
Semiconductors & Semiconductor Equipment – 10.4%
Analog Devices, Inc.	25,998	$4,986,936
Broadcom, Inc.	13,263	17,248,399
KLA Corp.	16,483	11,246,351
Lam Research Corp.	12,210	11,456,032
NXP Semiconductors NV	41,087	10,260,657

		55,198,375

Software – 14.6%
Gen Digital, Inc.	285,200	6,128,948
Intuit, Inc.	18,100	11,998,309
Microsoft Corp.	124,191	51,370,366
Oracle Corp.	71,053	7,935,199

		77,432,822

Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	160,845	29,072,734
Seagate Technology Holdings PLC(a)	72,607	6,756,081
Western Digital Corp.(b)	140,215	8,338,586

		44,167,401

		176,798,598

Financials – 15.0%
Banks – 6.0%
JPMorgan Chase & Co.	67,550	12,568,353
Wells Fargo & Co.	350,310	19,473,733

		32,042,086

Capital Markets – 2.5%
Charles Schwab Corp. (The)	40,950	2,734,641
Morgan Stanley	95,037	8,176,983
MSCI, Inc.	4,560	2,558,023

		13,469,647

Financial Services – 1.7%
Mastercard, Inc. - Class A	19,176	9,103,998

Insurance – 4.8%
Allstate Corp. (The)	21,391	3,412,292
MetLife, Inc.	234,990	16,388,203
Progressive Corp. (The)	28,330	5,370,235

		25,170,730

		79,786,461

Health Care – 14.1%
Biotechnology – 3.1%
AbbVie, Inc.	93,360	16,436,028

Health Care Equipment & Supplies – 2.5%
Medtronic PLC	162,050	13,508,488

Health Care Providers & Services – 2.6%
HCA Healthcare, Inc.	11,770	3,668,709
Laboratory Corp. of America Holdings	15,730	3,395,006
UnitedHealth Group, Inc.	13,283	6,556,489

		13,620,204

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc.	11,840	$6,750,931

Pharmaceuticals – 4.6%
Merck & Co., Inc.	118,159	15,023,917
Royalty Pharma PLC - Class A	318,829	9,673,272

		24,697,189

		75,012,840

Consumer Staples – 6.9%
Beverages – 2.0%
Coca-Cola Co. (The)	87,390	5,245,148
PepsiCo, Inc.	32,298	5,340,151

		10,585,299

Consumer Staples Distribution & Retail – 2.8%
Walmart, Inc.	250,947	14,708,004

Food Products – 0.7%
Kellanova	67,010	3,695,602

Household Products – 1.4%
Procter & Gamble Co. (The)	48,510	7,710,179

		36,699,084

Industrials – 6.8%
Aerospace & Defense – 1.1%
L3Harris Technologies, Inc.	14,710	3,113,518
Lockheed Martin Corp.	6,590	2,822,102

		5,935,620

Electrical Equipment – 1.5%
Eaton Corp. PLC	27,300	7,889,700

Machinery – 3.2%
PACCAR, Inc.	120,395	13,350,602
Stanley Black & Decker, Inc.	38,560	3,443,022

		16,793,624

Professional Services – 1.0%
Paychex, Inc.	29,060	3,563,337
Robert Half, Inc.	22,117	1,778,207

		5,341,544

		35,960,488

Consumer Discretionary – 4.9%
Automobile Components – 0.7%
Lear Corp.	25,640	3,521,654

Hotels, Restaurants & Leisure – 0.7%
Restaurant Brands International, Inc.(a)	49,282	3,826,747

Household Durables – 0.3%
PulteGroup, Inc.	14,536	1,575,412

Company	Shares	U.S. $ Value

Specialty Retail – 1.8%
Bath & Body Works, Inc.	93,761	$4,284,878
Lowe’s Cos., Inc.	21,490	5,171,998

		9,456,876

Textiles, Apparel & Luxury Goods – 1.4%
Tapestry, Inc.	160,563	7,631,559

		26,012,248

Communication Services – 4.8%
Diversified Telecommunication Services – 3.8%
Comcast Corp. - Class A	260,848	11,177,337
Deutsche Telekom AG (Sponsored ADR)	265,340	6,299,172
Verizon Communications, Inc.	70,520	2,822,210

		20,298,719

Wireless Telecommunication Services – 1.0%
T-Mobile US, Inc.(a)	32,230	5,263,159

		25,561,878

Energy – 3.6%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	151,722	4,489,454

Oil, Gas & Consumable Fuels – 2.7%
Cameco Corp.	86,150	3,491,660
EOG Resources, Inc.	60,375	6,910,522
Exxon Mobil Corp.	38,200	3,992,664

		14,394,846

		18,884,300

Real Estate – 3.5%
Hotel & Resort REITs – 0.5%
Ryman Hospitality Properties, Inc.	22,330	2,645,658

Industrial REITs – 1.0%
Prologis, Inc.	38,139	5,082,785

Office REITs – 0.9%
Alexandria Real Estate Equities, Inc.	19,075	2,379,225
Boston Properties, Inc.	37,690	2,439,297

		4,818,522

Residential REITs – 0.4%
Invitation Homes, Inc.	70,590	2,405,001

Specialized REITs – 0.7%
Digital Realty Trust, Inc.	26,300	3,861,103

		18,813,069

Utilities – 3.3%
Electric Utilities – 2.7%
American Electric Power Co., Inc.	165,120	14,066,573

Company	Shares	U.S. $ Value

Multi-Utilities – 0.6%
Ameren Corp.	29,970	$2,133,564
NiSource, Inc.	46,784	1,219,191

		3,352,755

		17,419,328

Materials – 2.8%
Chemicals – 2.8%
Corteva, Inc.	47,365	2,534,975
LyondellBasell Industries NV - Class A	123,267	12,361,214

		14,896,189

Total Common Stocks (cost $350,611,915)		525,844,483

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $4,716,736)	4,716,736	4,716,736

Total Investments – 99.9% (cost $355,328,651)(f)		530,561,219
Other assets less liabilities – 0.1%		273,550

Net Assets – 100.0%		$530,834,769

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $180,799,756 and gross unrealized depreciation of investments was $(5,567,188), resulting in net unrealized appreciation of $175,232,568.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$525,844,483	$—	$—	$525,844,483
Short-Term Investments	4,716,736	—	—	4,716,736

Total Investments in Securities	530,561,219	—	—	530,561,219
Other Financial Instruments(b)	—	—	—	—

Total	$530,561,219	$—	$—	$530,561,219

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$772	$16,381	$12,436	$4,717	$25
Government Money Market Portfolio*	5,402	19,375	24,777	0	30
Total	$6,174	$35,756	$37,213	$4,717	$55

*	Investments of cash collateral for securities lending transactions.